ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional Information To Statements Of Comprehensive Loss
Cost of revenues - lease	$ 2,202	$ 3,090	$ 3,201
Cost of revenues - sales	4,927	3,509	1,857
Cost of revenues	$ 7,129	$ 6,599	$ 5,058